PROPERTY AND EQUIPMENT (Table)	3 Months Ended
Mar. 31, 2018
Property, Plant and Equipment [Abstract]
Property and equipment

Property and equipment consisted of the following at March 31, 2018 and December 31, 2017:

	2018	2017
Leasehold Improvements	$17,772	$15,475
Furniture and Fixtures	8,102	33,751
Vehicles	89,388	36,500
Tooling	359,351	184,626
Equipment	879,871	576,951
Total property and equipment	$1,354,484	$847,303
Less accumulated depreciation	(113,158)	(77,861)
Net property and equipment	$1,241,326	$769,442